Related and Interested Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of benefits to key management personnel
For the year ended December 31
2025	2024
$ millions	$ millions

Short-term benefits	12	12
Post-employment benefits	1	1
Share-based payments	9	9
Total *	22	22
* To interested parties employed by the Company	9	5
* To interested parties not employed by the Company	1	1

Schedule of transactions with related and interested parties
For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Sales	-	-	1
Cost of sales	-	1	1
Selling, transport and marketing expenses	-	9	6
Financing income, net	(2)	(2)	(1)
General and administrative expenses	1	1	1

Schedule of balances with interested parties
As of December 31
2025	2024
$ millions	$ millions

Other current assets	46	41

Other current liabilities	-	1